Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of property, plant and equipment

	Office equipment, furniture and fittings	Renovation	System design and development	Motor vehicle	Total
	USD	USD	USD	USD	USD
Cost
As at January 1, 2022	29,520	7,499	27,314	38,830	103,163
Additions	1,769	-	-	-	1,769
Disposal	-	-	(3,411)	(38,830)	(42,241)
Effect of changes in exchange rate	(1,504)	(382)	(1,390)	-	(3,276)
As at December 31, 2022	29,785	7,117	22,513	-	59,415
Additions	49,167	11,174	513	-	60,854
Write off	(15,513)	(6,864)	(756)	-	(23,133)
Effect of changes in exchange rate	(1,437)	(321)	(929)	-	(2,687)
As at December 31, 2023	62,002	11,106	21,341	-	94,449

Accumulated depreciation
January 1, 2022	24,300	3,819	6,809	38,830	73,758
Charge for the financial year	1,804	712	2,276	-	4,792
Disposal	-	-	(398)	(38,830)	(39,228)
Effect of changes in exchange rate	(1,238)	(195)	(348)	-	(1,781)
As at December 31, 2022	24,866	4,336	8,339	-	37,541
Charge for the financial year	5,314	974	1,929	-	8,217
Write off	(13,566)	(4,411)	(490)	-	(18,467)
Effect of changes in exchange rate	(978)	(159)	(353)	-	(1,490)
As at December 31, 2023	15,636	740	9,425	-	25,801

Carrying amount

As at December 31, 2022	4,919	2,781	14,174	-	21,874

As at December 31, 2023	46,366	10,366	11,916	-	68,648